Taxation - Schedule of (Loss)/income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of (Loss)/income before Income Taxes [Abstract]
Non-PRC	$ (1,211)	$ (2,149)	$ (15,397)
PRC	5,627	4,673	(4,367)
Total	$ 4,416	$ 2,524	$ (19,764)